RESTRICTED CASH	12 Months Ended
Dec. 31, 2013
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]
5.	RESTRICTED CASH

As at December 31, 2013 and 2012 the Company’s cash amounting to $7,973,955 and $3,207,813 respectively, were restricted and deposited in certain banks as collateral for irrevocable letters of credit.